Pioneer Global Multisector Income Fund

Schedule of Investments | July 31, 2020

Ticker Symbols:
Class A Class C Class Y	PGABX PGCBX PGYBX

Shares	Value
UNAFFILIATED ISSUERS - 88.4%
CONVERTIBLE PREFERRED STOCK - 1.1% of Net Assets
Banks - 1.1%
211(a)	Wells Fargo & Co., 7.5%	$285,167
Total Banks	$285,167
TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $294,931)	$285,167
Principal Amount USD ($)	Value
ASSET BACKED SECURITY - 0.4% of Net Assets
100,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	$101,843
TOTAL ASSET BACKED SECURITY
(Cost $99,999)	$101,843
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3% of Net Assets
235(b)	Alternative Loan Trust, Series 2003-14T1, Class A9, 0.622% (1 Month USD LIBOR + 45 bps), 8/25/18	$228
2,828	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	2,986
14,996	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	15,751
13,126	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	14,816
249,986(c)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	24,476
31,174(b)	Interstar Millennium Trust, Series 2003-3G, Class A2, 0.806% (3 Month USD LIBOR + 50 bps), 9/27/35	28,954
68(b)	RALI Trust, Series 2002-QS16, Class A2, 0.722% (1 Month USD LIBOR + 55 bps), 10/25/17	68
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $101,555)	$87,279
COMMERCIAL MORTGAGE-BACKED SECURITY - 0.0% of Net Assets
43,605(c)(d)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	$—
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY
(Cost $15,012)	$—
CONVERTIBLE CORPORATE BOND - 0.2% of Net Assets
Biotechnology - 0.2%
50,000	Exact Sciences Corp., 0.375%, 3/1/28	$51,229
Total Biotechnology	$51,229
TOTAL CONVERTIBLE CORPORATE BOND
(Cost $42,516)	$51,229
CORPORATE BONDS - 45.4% of Net Assets
Advertising - 0.4%
83,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$100,509
Total Advertising	$100,509
Aerospace & Defense - 1.0%
134,000	Boeing Co., 3.75%, 2/1/50	$121,892
60,000	Boeing Co., 5.805%, 5/1/50	70,473
40,000	Raytheon Technologies Corp., 4.125%, 11/16/28	48,063
Total Aerospace & Defense	$240,428
Agriculture - 0.5%
EUR	100,000	BAT Capital Corp., 1.125%, 11/16/23	$120,381
25,000	Cargill, Inc., 2.125%, 4/23/30 (144A)	26,480
Total Agriculture	$146,861
Auto Manufacturers - 0.8%
110,000	Ford Motor Co., 4.346%, 12/8/26	$111,650
90,000	General Motors Co., 6.6%, 4/1/36	109,599
Total Auto Manufacturers	$221,249
Auto Parts & Equipment - 0.1%
25,000	Lear Corp., 3.5%, 5/30/30	$25,418
Total Auto Parts & Equipment	$25,418
Banks - 8.4%
42,000(e)	Bank of America Corp., 4.083% (3 Month USD LIBOR + 315 bps), 3/20/51	$54,549
60,000(a)(e)	Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)	56,658
EUR	150,000	BNP Paribas SA, 2.375%, 2/17/25	188,017
EUR	200,000	BPCE SA, 2.875%, 4/22/26	264,223
85,000(a)(e)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	81,706
75,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	78,922
200,000(a)(e)	Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)	197,700
EUR	100,000	Goldman Sachs Group, Inc., 1.625%, 7/27/26	124,980
105,000(e)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	124,262
EUR	200,000(e)	ING Groep NV, 3.0% (5 Year EUR Swap Rate + 285 bps), 4/11/28	248,640
EUR	200,000(a)(e)	Intesa Sanpaolo S.p.A., 7.75% (5 Year EUR Swap Rate + 719 bps)	260,664
126,000(a)(e)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	121,918
128,000(a)(e)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	128,857
EUR	100,000(b)	Mediobanca Banca di Credito Finanziario S.p.A., 0.538% (3 Month EURIBOR + 80 bps), 5/18/22	117,438
200,000(a)(e)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	212,222
Total Banks	$2,260,756
Beverages - 1.1%
115,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$161,647
100,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	135,584
Total Beverages	$297,231
Building Materials - 1.5%
EUR	100,000	Buzzi Unicem S.p.A., 2.125%, 4/28/23	$122,468
Principal Amount USD ($)	Value
Building Materials - (continued)
EUR	100,000	HeidelbergCement AG, 2.25%, 6/3/24	$124,850
EUR	100,000	Holcim Finance Luxembourg SA, 2.25%, 5/26/28	132,133
35,000	Martin Marietta Materials, Inc., 2.5%, 3/15/30	36,792
Total Building Materials	$416,243
Chemicals - 0.6%
EUR	100,000	Arkema SA, 1.5%, 1/20/25	$124,173
48,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	48,120
Total Chemicals	$172,293
Commercial Services - 1.0%
EUR	100,000	Brisa-Concessao Rodoviaria SA, 2.0%, 3/22/23	$121,552
133,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	138,653
Total Commercial Services	$260,205
Diversified Financial Services - 0.2%
40,000(a)(e)	Charles Schwab Corp., 5.375% (5 Year CMT Index + 497 bps)	$43,800
Total Diversified Financial Services	$43,800
Electric - 3.0%
15,000	AES Corp., 3.95%, 7/15/30 (144A)	$16,087
GBP	125,000	Cadent Finance Plc, 2.125%, 9/22/28	174,909
79,000(a)(e)	Dominion Energy, Inc., 4.65% (5 Year CMT Index + 299 bps)	80,454
GBP	75,000	innogy Finance BV, 5.625%, 12/6/23	113,928
31,000	New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)	33,904
85,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	98,626
40,000	Puget Energy, Inc., 4.1%, 6/15/30 (144A)	44,874
65,000	Sempra Energy, 3.4%, 2/1/28	73,541
50,000	Southern California Edison Co., 3.65%, 2/1/50	58,009
95,000	Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)	100,498
Total Electric	$794,830
Electrical Components & Equipment- 0.4%
EUR	100,000	Belden, Inc., 2.875%, 9/15/25 (144A)	$113,475
Total Electrical Components & Equipment	$113,475
Electronics - 0.7%
41,000	Amphenol Corp., 3.2%, 4/1/24	$44,420
115,000	Flex, Ltd., 4.875%, 6/15/29	132,790
Total Electronics	$177,210
Engineering & Construction - 0.4%
EUR	100,000(a)(e)	Ferrovial Netherlands BV, 2.124% (5 Year EUR Swap Rate + 213 bps)	$113,073
Total Engineering & Construction	$113,073
Forest Products & Paper - 0.5%
50,000	International Paper Co., 4.8%, 6/15/44	$63,832
5,000	International Paper Co., 6.0%, 11/15/41	7,033
37,000	International Paper Co., 7.3%, 11/15/39	54,459
Total Forest Products & Paper	$125,324
Gas - 0.4%
15,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$16,716
73,813	Nakilat, Inc., 6.267%, 12/31/33 (144A)	88,022
Total Gas	$104,738
Hand/Machine Tools - 0.1%
20,000(e)	Stanley Black & Decker, Inc., 4.0% (5 Year CMT Index + 266 bps), 3/15/60	$20,827
Total Hand/Machine Tools	$20,827
Healthcare-Products - 0.1%
24,000	Abbott Laboratories, 3.75%, 11/30/26	$28,256
Total Healthcare-Products	$28,256
Healthcare-Services - 1.2%
40,000	Anthem, Inc., 3.65%, 12/1/27	$46,111
6,000	Anthem, Inc., 4.101%, 3/1/28	7,162
32,000	Health Care Service Corp. A Mutual Legal Reserve Co., 3.2%, 6/1/50 (144A)	35,168
80,000	Humana, Inc., 3.95%, 3/15/27	92,018
EUR	100,000	IQVIA, Inc., 2.875%, 9/15/25 (144A)	119,356
20,000	LifePoint Health, Inc., 6.75%, 4/15/25 (144A)	21,550
Total Healthcare-Services	$321,365
Insurance - 6.5%
EUR	100,000(a)(e)	Allianz SE, 3.375% (10 Year EUAMDB + 320 bps)	$127,267
EUR	200,000	Assicurazioni Generali S.p.A., 4.125%, 5/4/26	265,178
EUR	100,000(e)	Aviva Plc, 6.125% (5 Year EUR Swap Rate + 513 bps), 7/5/43	133,853
EUR	100,000(a)(e)	AXA SA, 3.875% (11 Year EUR Swap Rate + 325 bps)	130,277
60,000	AXA SA, 8.6%, 12/15/30	89,400
80,000	CNO Financial Group, Inc., 5.25%, 5/30/29	91,318
EUR	100,000(e)	CNP Assurances, 6.0% (3 Month EURIBOR + 447 bps), 9/14/40	118,137
20,000(e)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	23,584
100,000(e)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	103,820
100,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	169,758
EUR	100,000(e)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 6.25% (3 Month EURIBOR + 495 bps), 5/26/42	129,333
25,000	New York Life Insurance Co., 3.75%, 5/15/50 (144A)	30,397
EUR	100,000(a)(e)	NN Group NV, 4.375% (3 Month EURIBOR + 390 bps)	127,850
78,000	Prudential Financial, Inc., 3.0%, 3/10/40	87,358
100,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	135,903
Principal Amount USD ($)	Value
Insurance - (continued)
11,000	Willis North America, Inc., 2.95%, 9/15/29	$12,067
Total Insurance	$1,775,500
Internet - 0.9%
100,000	Booking Holdings, Inc., 4.625%, 4/13/30	$121,810
80,000	Expedia Group, Inc., 3.25%, 2/15/30	75,556
50,000	Expedia Group, Inc., 3.8%, 2/15/28	49,513
Total Internet	$246,879
Leisure Time - 0.1%
29,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	$31,957
Total Leisure Time	$31,957
Lodging - 0.4%
EUR	100,000	Accor SA, 1.25%, 1/25/24	$113,695
10,000	Marriott International, Inc., 4.625%, 6/15/30	10,718
5,000	Marriott International, Inc., 5.75%, 5/1/25	5,554
Total Lodging	$129,967
Media - 0.7%
50,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$53,219
60,000	Comcast Corp., 4.15%, 10/15/28	73,747
100,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	54,750
10,000	Walt Disney Co., 3.6%, 1/13/51	11,741
Total Media	$193,457
Mining - 0.7%
115,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	$127,937
50,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)	51,565
Total Mining	$179,502
Miscellaneous Manufacturers - 0.3%
35,000	General Electric Co., 4.25%, 5/1/40	$35,847
40,000	General Electric Co., 4.35%, 5/1/50	41,485
Total Miscellaneous Manufacturers	$77,332
Multi-National - 1.5%
200,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$202,740
200,000	Banque Ouest Africaine de Developpment, 4.7%, 10/22/31 (144A)	203,000
Total Multi-National	$405,740
Oil & Gas - 1.4%
40,000	Apache Corp., 4.25%, 1/15/30	$38,512
65,000	Apache Corp., 4.375%, 10/15/28	64,919
110,000	Cenovus Energy, Inc., 6.75%, 11/15/39	114,771
80,000	Marathon Petroleum Corp., 5.375%, 10/1/22	80,377
39,000	Petroleos Mexicanos, 5.35%, 2/12/28	34,223
29,000	Valero Energy Corp., 6.625%, 6/15/37	40,057
ARS	2,154,200	YPF SA, 16.5%, 5/9/22 (144A)	19,363
Total Oil & Gas	$392,222
Pharmaceuticals - 1.0%
62,000	AbbVie, Inc., 4.05%, 11/21/39 (144A)	$76,287
23,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	25,588
EUR	100,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	117,411
15,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	15,075
30,000	Cardinal Health, Inc., 4.9%, 9/15/45	37,293
10,700	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	12,392
Total Pharmaceuticals	$284,046
Pipelines - 4.2%
19,000	Cameron LNG LLC, 3.302%, 1/15/35 (144A)	$21,524
43,000	Cameron LNG LLC, 3.402%, 1/15/38 (144A)	47,273
100,000	Enable Midstream Partners LP, 4.4%, 3/15/27	94,714
75,000	Enable Midstream Partners LP, 4.95%, 5/15/28	72,143
100,000	Energy Transfer Operating LP, 5.875%, 1/15/24	110,301
110,000(a)(e)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	91,437
155,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	87,342
39,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	21,645
10,000	Enterprise Products Operating LLC, 3.95%, 1/31/60	10,980
125,000	MPLX LP, 4.875%, 12/1/24	140,694
125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	132,564
60,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	68,646
60,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	63,094
90,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	98,469
57,000	Williams Cos., Inc., 5.75%, 6/24/44	69,100
13,000	Williams Cos., Inc., 7.75%, 6/15/31	17,124
Total Pipelines	$1,147,050
Real Estate - 1.4%
EUR	100,000	Akelius Residential Property AB, 1.125%, 3/14/24	$118,357
EUR	100,000	Annington Funding Plc, 1.65%, 7/12/24	121,805
EUR	100,000(a)(e)	ATF Netherlands BV, 3.75% (5 Year EUR Swap Rate + 438 bps)	119,313
Total Real Estate	$359,475
REITs - 1.0%
23,000	Alexandria Real Estate Equities, Inc., 4.3%, 1/15/26	$26,803
30,000	GLP Capital LP/GLP Financing II, Inc., 4.0%, 1/15/30	30,906
60,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	65,196
Principal Amount USD ($)	Value
REITs - (continued)
35,000	Highwoods Realty LP, 3.625%, 1/15/23	$36,436
25,000	Simon Property Group LP, 3.25%, 9/13/49	24,978
27,000	UDR, Inc., 4.0%, 10/1/25	30,559
75,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	78,938
Total REITs	$293,816
Retail - 0.1%
20,000	AutoNation, Inc., 4.75%, 6/1/30	$23,173
Total Retail	$23,173
Savings & Loans - 0.5%
EUR	100,000	Leeds Building Society, 1.375%, 5/5/22	$120,175
Total Savings & Loans	$120,175
Semiconductors - 0.2%
15,000	Broadcom, Inc., 4.3%, 11/15/32 (144A)	$17,205
25,000	Broadcom, Inc., 5.0%, 4/15/30 (144A)	29,714
Total Semiconductors	$46,919
Software - 0.5%
135,000	Citrix Systems, Inc., 3.3%, 3/1/30	$146,419
Total Software	$146,419
Telecommunications - 1.2%
GBP	100,000	Koninklijke KPN NV, 5.0%, 11/18/26	$154,914
EUR	125,000(a)(e)	Orange SA, 5.0% (5 Year EUR Swap Rate + 399 bps)	174,550
Total Telecommunications	$329,464
Water - 0.4%
EUR	100,000	FCC Aqualia SA, 1.413%, 6/8/22	$119,054
Total Water	$119,054
TOTAL CORPORATE BONDS
(Cost $11,767,645)	$12,286,238
FOREIGN GOVERNMENT BONDS - 15.0% of Net Assets
Argentina - 1.4%
100,000(f)	Argentine Republic Government International Bond, 6.875%, 1/26/27	$42,250
300,000(f)	Argentine Republic Government International Bond, 7.5%, 4/22/26	129,000
250,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)	218,750
Total Argentina	$390,000
Bahrain - 0.8%
200,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$223,590
Total Bahrain	$223,590
Egypt - 1.4%
EGP	1,754,000	Egypt Government Bond, 15.7%, 11/7/27	$115,243
269,000	Egypt Government International Bond, 7.6%, 3/1/29 (144A)	274,185
Total Egypt	$389,428
Ghana - 0.7%
200,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$177,080
Total Ghana	$177,080
Ivory Coast - 0.5%
EUR	110,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	$120,278
Total Ivory Coast	$120,278
Japan - 5.0%
JPY	75,000,000	Japan Government Thirty Year Bond, 0.8%, 12/20/47	$763,264
JPY	60,000,000	Japan Government Twenty Year Bond, 0.6%, 12/20/37	593,279
Total Japan	$1,356,543
Mexico - 2.6%
MXN	9,930,000	Mexican Bonos, 8.5%, 5/31/29	$533,226
MXN	3,732,860	Mexican Udibonos, 2.0%, 6/9/22	170,437
Total Mexico	$703,663
Peru - 0.5%
130,000	Peruvian Government International Bond, 2.783%, 1/23/31	$144,755
Total Peru	$144,755
Ukraine - 1.2%
EUR	115,000	Ukraine Government International Bond, 4.375%, 1/27/30 (144A)	$113,625
200,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	215,180
Total Ukraine	$328,805
Uruguay - 0.9%
UYU	9,771,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	$232,479
Total Uruguay	$232,479
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $4,426,865)	$4,066,621
Face Amount USD ($)	Value
INSURANCE-LINKED SECURITIES - 0.2% of Net Assets#
Reinsurance Sidecars - 0.2%
Multiperil - Worldwide - 0.2%
30,000+(g)(h)	Lorenz Re 2018, 7/1/21	$1,311
30,000+(i)	Pangaea Re 2015-2, 5/29/21	45
30,000+(i)	Pangaea Re 2016-1, 11/30/20	67
50,000+(g)(i)	Pangaea Re 2017-1, 11/30/21	5
Face Amount USD ($)	Value
Multiperil - Worldwide - (continued)
50,000+(g)(i)	Pangaea Re 2018-1, 12/31/21	$2,940
40,962+(g)(i)	Pangaea Re 2019-1, 2/1/23	853
40,532+(g)(i)	Pangaea Re 2020-1, 2/1/24	41,999
$47,220
Total Reinsurance Sidecars	$47,220
TOTAL INSURANCE-LINKED SECURITIES
(Cost $66,983)	$47,220
Principal Amount USD ($)	Value
MUNICIPAL BOND - 0.1% of Net Assets(j)
Municipal General - 0.1%
30,000	Virginia Commonwealth Transportation Board, 4.0%, 5/15/32	$32,935
Total Municipal General	$32,935
TOTAL MUNICIPAL BOND
(Cost $30,666)	$32,935
SENIOR SECURED FLOATING RATE LOAN INTEREST - 0.1% of Net Assets*(b)
Insurance - 0.1%
33,383	Integro Parent, Inc., First Lien Initial Term Loan, 6.75% (LIBOR + 575 bps), 10/31/22	$32,215
Total Insurance	$32,215
TOTAL SENIOR SECURED FLOATING RATE LOAN INTEREST
(Cost $33,365)	$32,215
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.6% of Net Assets
100,000	Fannie Mae, 1.5%, 10/1/35 (TBA)	$102,225
200,000	Fannie Mae, 2.0%, 9/1/35 (TBA)	207,817
550,000	Fannie Mae, 2.0%, 9/1/50 (TBA)	568,922
350,000	Fannie Mae, 2.5%, 7/1/50 (TBA)	367,719
100,000	Fannie Mae, 2.5%, 9/1/50 (TBA)	104,909
16,221	Fannie Mae, 3.0%, 5/1/31	17,411
31,994	Fannie Mae, 3.0%, 2/1/43	34,970
21,891	Fannie Mae, 3.0%, 3/1/43	23,927
21,251	Fannie Mae, 3.0%, 5/1/43	23,331
21,990	Fannie Mae, 3.0%, 5/1/43	23,637
24,132	Fannie Mae, 3.0%, 6/1/45	26,484
35,427	Fannie Mae, 3.0%, 1/1/47	38,968
29,024	Fannie Mae, 3.0%, 3/1/47	30,838
162,000	Fannie Mae, 3.0%, 9/1/50 (TBA)	170,993
34,430	Fannie Mae, 3.5%, 6/1/42	37,860
90,928	Fannie Mae, 3.5%, 9/1/42	99,099
65,803	Fannie Mae, 3.5%, 5/1/44	70,510
23,245	Fannie Mae, 3.5%, 2/1/45	25,655
64,109	Fannie Mae, 3.5%, 2/1/45	71,322
14,590	Fannie Mae, 3.5%, 6/1/45	15,786
27,558	Fannie Mae, 3.5%, 8/1/45	29,528
15,007	Fannie Mae, 3.5%, 9/1/45	16,695
50,480	Fannie Mae, 3.5%, 9/1/45	54,625
66,394	Fannie Mae, 3.5%, 10/1/45	71,806
26,546	Fannie Mae, 3.5%, 1/1/47	28,717
34,258	Fannie Mae, 3.5%, 1/1/47	36,437
34,390	Fannie Mae, 3.5%, 1/1/47	37,785
240,000	Fannie Mae, 3.5%, 9/1/50 (TBA)	253,198
27,186	Fannie Mae, 4.0%, 10/1/40	30,790
53,163	Fannie Mae, 4.0%, 1/1/42	58,490
10,824	Fannie Mae, 4.0%, 2/1/42	11,912
16,935	Fannie Mae, 4.0%, 5/1/42	18,361
29,621	Fannie Mae, 4.0%, 11/1/43	33,090
22,083	Fannie Mae, 4.0%, 6/1/46	23,723
16,539	Fannie Mae, 4.0%, 11/1/46	17,756
17,381	Fannie Mae, 4.0%, 4/1/47	18,903
25,761	Fannie Mae, 4.0%, 4/1/47	27,991
584,000	Fannie Mae, 4.0%, 9/1/50 (TBA)	620,895
8,892	Fannie Mae, 4.5%, 4/1/41	9,885
6,823	Fannie Mae, 4.5%, 5/1/41	7,691
19,450	Fannie Mae, 4.5%, 11/1/43	21,638
21,471	Fannie Mae, 4.5%, 2/1/44	23,739
26,115	Fannie Mae, 4.5%, 2/1/44	29,054
239,448	Fannie Mae, 4.5%, 5/1/49	260,155
167,000	Fannie Mae, 4.5%, 4/1/50	182,424
194,000	Fannie Mae, 4.5%, 8/1/50 (TBA)	208,573
200,000	Fannie Mae, 4.5%, 9/1/50 (TBA)	215,148
21,340	Fannie Mae, 5.0%, 8/1/31	23,944
9,624	Fannie Mae, 5.0%, 6/1/40	11,066
6,383	Fannie Mae, 5.5%, 10/1/35	7,434
9,732	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	10,685
11,977	Federal Home Loan Mortgage Corp., 3.0%, 1/1/43	13,152
23,127	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	25,395
26,451	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	28,770
44,366	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	48,718
Principal Amount USD ($)	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
12,947	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	$14,083
18,500	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	19,664
54,041	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	57,398
12,383	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	13,620
61,908	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	68,062
68,619	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	73,444
57,135	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	63,580
23,168	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	25,327
63,814	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	69,443
77,752	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	85,388
50,616	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	55,649
68,225	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	74,749
13,452	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	14,544
15,678	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	17,051
31,859	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	34,604
29,173	Federal Home Loan Mortgage Corp., 4.5%, 6/1/41	32,433
13,916	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	15,950
16,238	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	18,609
2,095	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	2,353
5,173	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	5,947
9,749	Federal Home Loan Mortgage Corp., 6.0%, 8/1/37	10,973
13,893	Federal Home Loan Mortgage Corp., 6.5%, 1/1/38	16,890
22,873	Federal Home Loan Mortgage Corp., 6.5%, 4/1/38	26,600
34,454	Government National Mortgage Association I, 3.5%, 11/15/41	36,770
6,831	Government National Mortgage Association I, 3.5%, 10/15/42	7,280
22,657	Government National Mortgage Association I, 3.5%, 8/15/46	23,914
23,139	Government National Mortgage Association I, 4.0%, 4/15/45	25,025
31,149	Government National Mortgage Association I, 4.0%, 6/15/45	33,632
18,815	Government National Mortgage Association I, 4.5%, 1/15/40	21,107
14,949	Government National Mortgage Association I, 4.5%, 9/15/40	16,631
5,603	Government National Mortgage Association I, 4.5%, 10/15/40	6,176
14,315	Government National Mortgage Association I, 4.5%, 7/15/41	15,892
21,918	Government National Mortgage Association II, 3.0%, 9/20/46	23,234
20,155	Government National Mortgage Association II, 4.5%, 9/20/41	22,187
37,910	Government National Mortgage Association II, 4.5%, 9/20/44	39,902
12,686	Government National Mortgage Association II, 4.5%, 10/20/44	13,986
26,993	Government National Mortgage Association II, 4.5%, 11/20/44	29,757
71,348	Government National Mortgage Association II, 4.5%, 4/20/48	76,989
127,033	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	173,456
431,488	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	611,415
235,368	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	337,660
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $6,401,548)	$6,911,930
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED - 0.0%†
890,000	Put EUR Call USD	Bank of America NA	USD 13,862	USD 1.11	3/8/21	$4,961
TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED
(Premiums paid $13,862)	$4,961
TOTAL OPTIONS PURCHASED
(Premiums paid $13,862)	$4,961
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 88.4%
(Cost $23,294,947)	$23,907,638
Shares	Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
AFFILIATED ISSUER - 3.6%
CLOSED-END FUND - 3.6% of Net Assets
114,057(k)	Pioneer ILS Interval Fund	$62,925	$–	$(23,952)	$980,894
TOTAL CLOSED-END FUND
(Cost $1,108,478)	$980,894
TOTAL INVESTMENTS IN AFFILIATED ISSUER - 3.6%
(Cost $1,108,478)	$980,894
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN - (0.0)%†
(890,000)	Call EUR Put USD	Bank of America NA	USD 13,862	USD 1.20	3/8/21	$(16,180)
TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN
(Premiums received $(13,862))	$(16,180)
OTHER ASSETS AND LIABILITIES - 8.0%	$2,183,090
NET ASSETS - 100.0%	$27,055,442

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
EUAMDB	Euribor ICE Swap Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2020, the value of these securities amounted to $4,527,940, or 16.7% of net assets.

(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2020.
(c)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at July 31, 2020.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2020.
(f)	Security is in default.
(g)	Non-income producing security.
(h)	Issued as preference shares.
(i)	Issued as participation notes.
(j)	Consists of Revenue Bonds unless otherwise indicated.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2018	6/26/2018	8,201	1,311
Pangaea Re 2015-2	6/5/2015	-	45
Pangaea Re 2016-1	12/29/2015	-	67
Pangaea Re 2017-1	12/28/2016	8,782	5
Pangaea Re 2018-1	12/26/2017	9,038	2,940
Pangaea Re 2019-1	1/9/2019	430	853
Pangaea Re 2020-1	1/21/2020	40,532	41,999
Total Restricted Securities			47,220
% of Net assets			0.20%

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
7	Australia 10-Year Bond	9/15/20	$740,648	$747,282	$6,634
6	Canada 10-Year Bond	9/21/20	687,450	693,411	5,961
2	Euro-Bund	9/8/20	414,208	418,379	4,171
5	Euro BUXL 30 Year Bond	9/8/20	1,273,968	1,324,757	50,789
13	Long Gilt	9/28/20	2,324,950	2,359,867	34,917
5	U.S. Ultra Bond (CBT)	9/21/20	1,090,196	1,138,438	48,242
			$6,531,420	$6,682,134	$150,714

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
22	U.S. 10 Year Note (CBT)	9/21/20	$3,049,649	$3,081,719	$(32,070)
25	U.S. 10 Year Ultra	9/21/20	3,915,352	3,981,250	(65,898)
6	U.S. Long Bond (CBT)	9/21/20	1,064,813	1,093,688	(28,875)
			$8,029,814	$8,156,657	$(126,843)
TOTAL FUTURES CONTRACTS			$(1,498,394)	$(1,474,523)	$23,871

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
1,137,400	Markit CDX North America High Yield Series 34	Receive	5.00%	6/20/25	$(5,213)	$41,022	$35,809
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION					$(5,213)	$41,022	$35,809
TOTAL SWAP CONTRACT					$(5,213)	$41,022	$35,809

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund’s investments:

	Level 1	Level 2		Level 3	Total
Convertible Preferred Stock	$285,167	$–		$–	$285,167
Asset Backed Security	–	101,843		–	101,843
Collateralized Mortgage Obligations	–	87,279		–	87,279
Commercial Mortgage-Backed Security	–	–	*	–	–	*
Convertible Corporate Bond	–	51,229		–	51,229
Corporate Bonds	–	12,286,238		–	12,286,238
Foreign Government Bonds	–	4,066,621		–	4,066,621
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–		47,220	47,220
Municipal Bond	–	32,935		–	32,935
Senior Secured Floating Rate Loan Interest	–	32,215		–	32,215
U.S. Government and Agency Obligations	–	6,911,930		–	6,911,930
Over The Counter (OTC) Currency Put Option Purchased	–	4,961		–	4,961
Affiliated Closed-End Fund	–	980,894		–	980,894
Total Investments in Securities	$285,167	$24,556,145		$47,220	$24,888,532
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(16,180)		$–	$(16,180)
Net unrealized appreciation on futures contracts	23,871	–		–	23,871
Swap contracts, at value	–	35,809		–	35,809
Total Other Financial Instruments	$23,871	$19,629		$–	$43,500

* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Collateralized Mortgage Obligations	Insurance- Linked Securities	Total
Balance as of 10/31/19	$100,000	$50,918	$150,918
Realized gain (loss)	680	–	680
Change in unrealized appreciation (depreciation)	–	3,493	3,493
Accrued discounts/premiums	–	–	--
Purchases	–	40,532	40,532
Sales	(100,680)	(47,723)	(148,403)
Transfers in to Level 3*	–	–	--
Transfers out of Level 3*	–	–	--
Balance as of 7/31/20	$–	$47,220	$47,220
*	Transfers are calculated on the beginning of period value. For nine months ended July 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2020: $3,493.